Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 406,830	$ 328,948	$ 320,308
Recognized loss from disposal of property and equipment	$ (512)		$ (57,202)